Transactions with non-controlling interests - Changsha Pengai (Details) - CNY (¥)					12 Months Ended			25 Months Ended
	Dec. 10, 2019	Dec. 09, 2019	Nov. 30, 2017	Nov. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Consideration paid for non-controlling interests							¥ (1,290,000)
Proportion of equity interest held (as a percent)				83.00%				79.00%
Less: consideration received from noncontrolling interest							¥ 420,000
Equity interests disposed off (as a percent)			4.00%
Changsha Pengai
Carrying amount of non-controlling interests acquired	¥ 539,000		¥ 6,000
Consideration paid for non-controlling interests	(1,050,000)
Excess of consideration paid to non controlling interest recognised within equity	¥ (511,000)
Percentage of voting rights acquired	10.00%
Proportion of equity interest held (as a percent)	89.00%	79.00%			89.00%	79.00%
Less: consideration received from noncontrolling interest			420,000
Gain on disposal within equity			¥ 426,000